10. Accounts Receivable Related to the Concession (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable Related To Concession Details 5
Concession agreement - gas distribution, beginning	R$ 83,378	R$ 13,638
Reclassified from intangible assets	154,800
Transfer from intangible assets	24,609	68,737
Fair value recognition	40,881	1,003
Concession agreement - gas distribution, ending	R$ 303,668	R$ 83,378